CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Income Statement [Abstract]
Trade sales, services and fees, net	$ 557	$ 474	$ 1,677	$ 1,462
Cost of goods sold	511	454	1,529	1,336
Operating expenses:
Selling, general and administrative	37	34	116	112
Restructuring, impairment, and plant closing and transition costs	35	13	60	25
Other operating expense (income), net	5	(1)	13	9
Total operating expenses	77	46	189	146
Operating income (loss)	(31)	(26)	(41)	(20)
Interest expense	(18)	(18)	(53)	(46)
Interest income	3	3	9	9
Other income	3	5	10	12
Loss before income taxes	(43)	(36)	(75)	(45)
Income tax expense	(4)	(3)	(14)	(3)
Net loss	(47)	(39)	(89)	(48)
Net income attributable to noncontrolling interests	0	(3)	(2)	(6)
Net loss attributable to Venator	$ (47)	$ (42)	$ (91)	$ (54)
Per Share Data:
Loss attributable to Venator Materials PLC ordinary shareholders, basic (in dollars per share)	$ (0.44)	$ (0.39)	$ (0.85)	$ (0.51)
Loss attributable to Venator Materials PLC ordinary shareholders, diluted (in dollars per share)	$ (0.44)	$ (0.39)	$ (0.85)	$ (0.51)